STADION INVESTMENT TRUST

FILED VIA EDGAR

August 2, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust File Nos. 333-103714; 811-21317

Ladies and Gentlemen:

On behalf of Stadion Investment Trust (“Registrant”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 27 (the “Amendment”) to Registrant’s registration statement on Form N-1A.  The Amendment is being filed for the purpose of disclosing that a 1.00% contingent deferred sales charge will be assessed on redemptions of Class C shares purchased on or after October 1, 2012 made within 12 months of purchase.

 Please direct any questions or comments regarding this filing to the undersigned at 513/587-3418.

 Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary